Segment disclosure - Revenue by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment disclosure
Revenue	$ 204,024	$ 151,885
Revenue - other	0	1,606
Revenue from streams	157,157	121,574
Revenues from royalties	46,867	28,705
Australia
Segment disclosure
Revenue	54,064	47,482
Revenue from streams	28,300	25,300
Revenues from royalties	25,700	22,200
Peru
Segment disclosure
Revenue	45,863	46,742
Revenue from streams	45,600	46,800
Revenues from royalties	300	0
United States
Segment disclosure
Revenue	26,366	1,609
Revenue from streams	22,300	1,600
Revenues from royalties	4,100	0
Mongolia
Segment disclosure
Revenue	19,030	15,503
Canada
Segment disclosure
Revenue	15,967	17,582
Revenue from streams	7,700	9,400
Revenues from royalties	8,200	6,500
South Africa
Segment disclosure
Revenue	12,487	13,817
Colombia
Segment disclosure
Revenue	11,352	9,150
Mexico
Segment disclosure
Revenue	10,887
Revenue from streams	5,100	0
Revenues from royalties	5,700	0
Other
Segment disclosure
Revenue	8,008
Revenue from streams	5,200	0
Revenues from royalties	$ 2,800	$ 0